Fair Value Measurements - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 14, 2023
Fair Value Measurements (Details) [Line Items]
Face value of the convertible notes					$ 3,500,000
Bifurcated embedded derivative liabilities		$ 0
Conversion upon simple agreements for future equity		0
Simple Agreements for Future Equity (SAFE) [Member]
Fair Value Measurements (Details) [Line Items]
Discount price				15.00%
Face value of the convertible notes				$ 3,836,000
Yorkville Convertible Notes [Member]
Fair Value Measurements (Details) [Line Items]
Benefit (loss) of changes in the fair value of the Yorkville convertible note		$ (544,000)	$ (34,000)
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities	$ (115,000)	$ (115,000)	$ 1,807,000
GEM Warrants Liability [Member]
Fair Value Measurements (Details) [Line Items]
Benefit (loss) resulting from a decrease/(increase) in fair value of derivative warrant liabilities		$ 408,000